COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Payments for Purchase Obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Purchase Obligations
2025	$ 331,332
2026	173,575
2027	129,724
2028	116,527
2029	100,253
2030 and thereafter	115,507
Total future minimum payments	$ 966,918